Other investments (Details Textual) - Attala Systems Corporation [Member] ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022
Statement [Line Items]
Corporate debt instruments held		$ 2,789
Borrowings, interest rate	5.00%	5.00%	5.00%
Matures on 17th October 2019 [Member]
Statement [Line Items]
Corporate debt instruments held	₨ 55,100	$ 750
Matures on 4th Jan 2020 [Member]
Statement [Line Items]
Corporate debt instruments held	27,600	375
Matures on 4th April 2020 [Member]
Statement [Line Items]
Corporate debt instruments held	27,600	375
Matures on 30th October 2020 [Member]
Statement [Line Items]
Corporate debt instruments held	36,800	500
Matures on 1st January 2021 [Member]
Statement [Line Items]
Corporate debt instruments held	15,700	214
Matures On 27th November 2021 [Member]
Statement [Line Items]
Corporate debt instruments held	₨ 42,200	$ 575